RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

13.	Related party balances and transactions

Other receivables – related party

			December 31,	December 31,
Name of Related Party	Relationship	Nature	2019	2018

Lin Zhao	General Manager of Blue Hat Shenyang	Employee advance	$-	$3,419
Liang Yuan	General Manager of Blue Hat Hunan	Employee advance	-	8,617
			-	$12,036

Other payables – related party

			December 31,	December 31,
Name of Related Party	Relationship	Nature	2019	2018

Xiaodong Chen	CEO	Lease payable	$21,341	$62,368